Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Lawsuit provision	$ 908,264	$ 810,159	$ 200,818
Expense accruals	753,701	408,432
Payroll liabilities	430,664	201,054
Unused vacation liability	297,904	217,692
Non-income-based taxes and funds payable	207,032	433,999
Severance pay provision	34,811
Customs tax provision		110,536
Other current liabilities	154,180	113,291
Total	$ 2,786,556	$ 2,295,163